Lease obligations	12 Months Ended
Dec. 31, 2019
Lease Liabilities [Abstract]
Lease obligations
16.	Lease obligations
	December 31, 2019	December 31, 2018
Balance, beginning of year	214	141
Adoption of IFRS 16	1,119	—
Acquisitions (note 5a)	15,179	—
Liabilities incurred	674	107
Lease payments	(778)	(34)
Liabilities disposed of	(468)	—
Interest expense	444	—
Foreign currency translation	565	—
Balance, end of year	16,949	214

Current portion	722	44
Long-term	16,227	170

On adoption of IFRS 16, the Company recognized lease liabilities of $1.1 million in relation to corporate office space and equipment at the present value of the remaining lease payments as at January 1, 2019, and discounted using the Company’s incremental borrowing rate of 5.95% for assets over a similar term with similar security, determined in accordance with IFRS 16. The associated right-of-use assets were measured at the amount equal to the lease liabilities on January 1, 2019.

The Company’s minimum lease payments are as follows:

December 31, 2019
Less than one year	1,563
One to three years	3,465
Three to five years	2,071
Thereafter	22,868
Minimum lease payments	29,967
Amounts representing finance charges	(13,018)
Net minimum lease payments	16,949

The Company has short-term leases with lease terms of 12 months or less as well as low-value leases. As these costs are incurred, they are recognized as general and administrative expense. These costs were immaterial in 2019.